Operating expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating expenses
Employee benefit expenses (note 7)	£ (332,356,000)	£ (295,935,000)	£ (263,464,000)
Operating lease costs	(1,974,000)	(1,785,000)	(2,316,000)
Auditors' remuneration: audit of parent company and consolidated financial statements	(28,000)	(28,000)	(27,000)
Auditors' remuneration: audit of the Company's subsidiaries	(489,000)	(472,000)	(476,000)
Auditors' remuneration: tax compliance services	(160,000)	(212,000)	(392,000)
Auditors' remuneration: other services	(45,000)	(184,000)	(456,000)
Foreign exchange gains/(losses) on operating activities	76,000	(994,000)	(2,646,000)
Gain/(loss) on disposal of property, plant and equipment		81,000	(43,000)
Depreciation - property, plant and equipment (note 13)	(11,569,000)	(10,625,000)	(10,106,000)
Depreciation - investment properties (note 14)	(157,000)	(130,000)	(122,000)
Impairment - investment properties (note 14)	(1,124,000)
Amortization (note 15)	(129,154,000)	(138,380,000)	(124,434,000)
Sponsorship, other commercial and broadcasting costs	(23,092,000)	(25,907,000)	(28,491,000)
External matchday costs	(20,317,000)	(24,193,000)	(26,892,000)
Property costs	(21,211,000)	(21,620,000)	(19,329,000)
Other operating expenses (individually less than 10,000,000)	(41,737,000)	(41,705,000)	(36,874,000)
Exceptional items (note 6)	(19,599,000)	(1,917,000)	4,753,000
Total operating expenses	(602,936,000)	(564,006,000)	(511,315,000)
Other operating expenses, limit for individual disclosure	£ 10,000,000	£ 10,000,000	£ 10,000,000